COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2019
COMMISSIONS AND FEES
COMMISSIONS AND FEES

23          COMMISSIONS AND FEES

This item consists of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Maintenance of accounts, transfers and credit and debit card services	1,148,515	1,214,365	1,251,935
Funds and equity management	681,072	644,038	505,215
Contingent loans and foreign trade fees	372,647	360,798	279,211
Commissions for banking services	278,993	270,784	290,855
Collection services	364,456	234,754	235,369
Brokerage, securities and custody services	78,737	108,333	142,288
Penalty commissions	84,757	71,049	49,350
Others	223,604	222,736	157,185
Total	3,232,781	3,126,857	2,911,408